Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6:- PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2020	2019
Cost:

Laboratory equipment	$57	$39
Computers, office furniture and equipment	200	193
Leasehold improvements	13	12

	270	244
Accumulated depreciation:

Laboratory equipment	28	23
Computers, office furniture and equipment	184	178
Leasehold improvements	8	7

	220	208

Property and equipment, net	$50	$36

Depreciation expenses for the year ended December 31, 2020, 2019 and 2018 amounted to $12, $14 and $14, respectively.